1. NATURE OF BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
NATURE OF BUSINESS AND OPERATIONS

Strata Oil & Gas Inc. (the ‘Company’) is engaged in the exploration for oil and natural gas in oil sands in the Canadian province of Alberta.  The Company was formerly engaged in the development of Knowledge Worker Automation (KWA) software.

Upon disposal of the Company’s software assets and change in focus to oil and gas exploration, the Company has entered the exploration stage of its new business activity and follows Accounting Standards Codification (“ASC”) 915, Development Stage Enterprises.